Earnings per share	9 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Earnings per share
3.	Earnings per share

EARNINGS PER SHARE

Quarters				Nine months
Q3 2018	Q2 2018	Q3 2017		2018	2017
5,839	6,024	4,087	Income/(loss) attributable to Royal Dutch Shell plc shareholders ($ million)	17,762	9,170
			Weighted average number of shares used as the basis for determining:
8,290.3	8,309.4	8,249.6	Basic earnings per share (million)	8,301.4	8,206.1
8,353.1	8,376.0	8,324.9	Diluted earnings per share (million)	8,368.7	8,280.3